Statement to Securityholder
Ally Auto Receivables Trust 2014-2
Final Report

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	9/24/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2014-2

5. Collateral Summary	Collection Period, Begin:	7/1/2018
	Collection Period, End:	7/31/2018
6. Charge-Off and Delinquency Rates	Determination Date:	8/10/2018
	Distribution Date:	8/15/2018
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Statement to Securityholder
Ally Auto Receivables Trust 2014-2
Final Report
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Through Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02006WAA7	324,000,000.00	0.00	0.20000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02006WAB5	483,000,000.00	0.00	0.68000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02006WAC3	488,000,000.00	0.00	1.25000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-4	02006WAD1	142,890,000.00	46,284,084.83	1.84000000	12,884,398.11	70,968.93	N/A	12,955,367.04	0.00	0.00	33,399,686.72	*
B	02006WAE9	31,990,000.00	31,990,000.00	2.10000000	0.00	55,982.50	N/A	55,982.50	0.00	0.00	31,990,000.00	*
C	02006WAF6	26,350,000.00	26,350,000.00	2.35000000	0.00	51,602.08	N/A	51,602.08	0.00	0.00	26,350,000.00	*
D	02006WAG4	24,680,000.00	24,680,000.00	2.99000000	0.00	61,494.33	N/A	61,494.33	0.00	0.00	24,680,000.00	*
Certificates	02006W109/U02018106	N/A	N/A	N/A	N/A	N/A	101,027.94	101,027.94	N/A	N/A	N/A	*
	Deal Totals	1,520,910,000.00	129,304,084.83		12,884,398.11	240,047.84	101,027.94	13,225,473.89	0.00	0.00	116,419,686.72
*Pursuant to Section 8.01 of the Servicing Agreement, Ally Financial Inc. as Servicer will exercise the option to purchase the assets of the Issuing Entity (other than the Designated Accounts) and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder
Ally Auto Receivables Trust 2014-2
Final Report
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	323.91409357	90.17004766	0.49666828	90.66671594	0.00000000	233.74404591
B	1,000.00000000	0.00000000	1.75000000	1.75000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.95833321	1.95833321	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.49166653	2.49166653	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	85.01757818
Ending Aggregate Note Pool Factor:	76.54607223

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2014-2
Final Report
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	7/16/2018	8/14/2018	Actual/360	N/A	N/A	0.20000000	0.20000000	0.00
A-2	0.00	7/16/2018	8/14/2018	30/360	N/A	N/A	0.68000000	0.68000000	0.00
A-3	0.00	7/16/2018	8/14/2018	30/360	N/A	N/A	1.25000000	1.25000000	0.00
A-4	46,284,084.83	7/16/2018	8/14/2018	30/360	N/A	N/A	1.84000000	1.84000000	70,968.93
B	31,990,000.00	7/16/2018	8/14/2018	30/360	N/A	N/A	2.10000000	2.10000000	55,982.50
C	26,350,000.00	7/16/2018	8/14/2018	30/360	N/A	N/A	2.35000000	2.35000000	51,602.08
D	24,680,000.00	7/16/2018	8/14/2018	30/360	N/A	N/A	2.99000000	2.99000000	61,494.33

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	70,968.93	0.00	70,968.93	0.00
B	0.00	55,982.50	0.00	55,982.50	0.00
C	0.00	51,602.08	0.00	51,602.08	0.00
D	0.00	61,494.33	0.00	61,494.33	0.00
Deal Totals	0.00	240,047.84	0.00	240,047.84	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2014-2
Final Report
4. Collections and Distributions

Collections
Receipts During the Period	13,252,431.08
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	95,099.11
Other Fees or Expenses Paid	0.00
Total Collections	13,347,530.19

Beginning Reserve Account Balance	3,807,950.53
Total Available Amount	17,155,480.72

Distributions
Total Available Amount	17,155,480.72
Basic Servicing Fee	120,556.30
Aggregate Class A Interest Distributable Amount	70,968.93
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	55,982.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	51,602.08
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	61,494.33
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	3,807,950.53
Noteholders' Regular Principal Distributable Amount	12,884,398.11
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	101,027.94

Supplemental Servicing Fees	41,440.00
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	6,300.00

Statement to Securityholder
Ally Auto Receivables Trust 2014-2
Final Report
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	70,196	22,323	21,238
	Aggregate Receivables Principal Balance	1,523,180,212.09	144,535,886.95	131,651,488.84
	Aggregate Amount Financed	1,530,928,680.86	144,667,557.77	131,760,689.11
 There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	4.13000000	4.36926067	4.38803257	66.94	69.24	69.33	58.01	19.55	18.86

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.24%	1.24%	0.84%	1.23%	1.13%	1.03%	1.39%	1.17%	1.18%	1.34%	1.36%	1.29%	1.26%	1.25%	1.14%	1.27%	1.09%	1.27%	1.35%	1.15%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.31%	1.28%	1.19%	1.33%	1.30%	1.18%	1.14%	1.17%	1.20%	1.12%	1.29%	1.10%	1.27%	1.16%	1.15%	1.23%	1.08%	1.15%	1.09%	0.99%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.20%	1.07%	1.13%	1.13%	1.07%	1.03%	1.14%

Statement to Securityholder
Ally Auto Receivables Trust 2014-2
Final Report
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	138,214,123.44	21	72,180.14	3,437.15	0.6267%	21,238	59	0.2778%
Preceding	151,062,785.11	11	42,840.15	3,894.56	0.3403%	22,323	74	0.3315%
Next Preceding	164,289,360.35	8	-3,416.88	-427.11	-0.0250%	23,323	59	0.2530%
Third Preceding	178,525,403.47	22	94,083.43	4,276.52	0.6324%	Three Month Average		0.2874%
Four Month Average					0.3936%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,530,928,680.86	7,215,319.53	0.4713%	31 - 60 days	295	2,297,833.35	1.7439%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	51	393,393.61	0.2986%
Trust 2014-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	8	43,526.68	0.0330%
				>120 Days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		320	2,265,137.91
				Current Period		17	132,337.95
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		28	54,978.02
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		309	2,342,497.84

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,807,950.53	3,807,950.53	0.00	0.00	0.00	3,807,950.53	3,807,950.53

Statement to Securityholder
Ally Auto Receivables Trust 2014-2
Final Report
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,270,212.09
Current Overcollateralization	15,231,802.12
Overcollateralization Target	15,231,802.12
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2014-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-2 will perform in the future.